Financial Instruments and Risk Management - Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 95,599	$ 53,109
Financial assets, Fair value	95,599	53,109
Financial liabilities, Carrying amount	5,501,975	5,377,713
Financial liabilities, Fair value	5,735,931	5,473,577
Cash Deposits | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	54,984	51,384
Financial assets, Fair value	54,984	51,384
Other | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		1,725
Financial assets, Fair value		1,725
Forward Foreign Currency Contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	40,615
Financial assets, Fair value	40,615
Financial liabilities, Carrying amount		39,797
Financial liabilities, Fair value		39,797
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,501,975	5,335,925
Financial liabilities, Fair value	5,735,931	5,431,789
Debt | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,501,975	5,335,925
Financial liabilities, Fair value	$ 5,735,931	5,431,789
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,991
Financial liabilities, Fair value		1,991
Other non-current liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,991
Financial liabilities, Fair value		$ 1,991